Offerings - Offering: 1	Sep. 25, 2025 USD ($) shares
Offering:
Fee Previously Paid	false
Rule 457(a)	true
Security Type	Equity
Security Class Title	Common Stock, par value $0.01 per share
Amount Registered | shares	500,000
Proposed Maximum Offering Price per Unit	127.47
Maximum Aggregate Offering Price	$ 63,735,000.00
Fee Rate	0.01531%
Amount of Registration Fee	$ 9,757.83
Offering Note	The amount being registered also includes an indeterminate number of shares of Common Stock which may be issuable as a result of stock splits, stock dividends and anti-dilution provisions and other terms, in accordance with Rule 416 under the Securities Act of 1933, as amended. The Proposed Maximum Offering Price per Unit is estimated solely for the purpose of calculating the registration fee. Such estimate has been computed in accordance with Rule 457(h) based upon the average of the high and low price of the Common Stock on the NASDAQ Global Select Market on September 22, 2025.